SUPPLEMENT DATED JANUARY 17, 2014 TO THE

STERLING CAPITAL LONG/SHORT EQUITY FUND

CLASS A AND CLASS C SHARES PROSPECTUS

DATED DECEMBER 12, 2013, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Long/Short Equity Fund Class A and Class C Shares Prospectus (the "Prospectus") dated December 12, 2013, as amended:

The following replaces the text under the heading "Fee Table — Annual Fund Operating Expenses" with respect to the Fund in the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses[1]	0.31%	0.31%
Acquired Fund Fees and Expenses[1]	0.00%	0.00%
Total Annual Fund Operating Expenses[1]	2.06%	2.81%

[1] Because the Fund is new, the amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.